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                                                           [LOGO OF METLIFE(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

September 8, 2015

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176680/811-08306
     Class VA-4 (offered on and after October 7, 2011)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information, each dated August 31, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on August 25, 2015.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company